Summary of Intangible Assets Net of Accumulated Amortization (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011
Intangible assets, net of accumulated amortization
Gross Carrying Amount	$ 119,725	$ 119,980	$ 103,945
Accumulated Amortization	(49,695)	(45,482)	(32,282)
Net Carrying Amount	70,030	74,498	71,663
Weighted Average Amortization Period	9 years 4 months 24 days	9 years 3 months 18 days
Tradename - indefinite [Member]
Intangible assets, net of accumulated amortization
Indefinite-Lived - Gross Carrying Amount	41,011	41,011	41,011
Weighted Average Amortization Period, Indefinite Life	Indefinite life	Indefinite life
Favorable/unfavorable lease rights [Member]
Intangible assets, net of accumulated amortization
Gross Carrying Amount	32,651	32,826	17,789
Accumulated Amortization	(16,582)	(14,759)	(6,610)
Net Carrying Amount	16,069	18,067	11,179
Weighted Average Amortization Period	9 years 9 months 18 days	9 years 9 months 18 days
Customer relationships [Member]
Intangible assets, net of accumulated amortization
Gross Carrying Amount	28,596	28,591	28,591
Accumulated Amortization	(24,173)	(22,794)	(19,643)
Net Carrying Amount	4,423	5,797	8,948
Weighted Average Amortization Period	8 years 4 months 24 days	8 years 4 months 24 days
Franchise agreements [Member]
Intangible assets, net of accumulated amortization
Gross Carrying Amount	11,538	11,538	11,538
Accumulated Amortization	(5,896)	(5,331)	(4,288)
Net Carrying Amount	5,642	6,207	7,250
Weighted Average Amortization Period	11 years	11 years
Tradenames - finite [Member]
Intangible assets, net of accumulated amortization
Gross Carrying Amount	5,310	5,310	4,310
Accumulated Amortization	(2,681)	(2,222)	(1,504)
Net Carrying Amount	2,629	3,088	2,806
Weighted Average Amortization Period	8 years 9 months 18 days	8 years 9 months 18 days
Other [Member]
Intangible assets, net of accumulated amortization
Gross Carrying Amount	619	704	706
Accumulated Amortization	(363)	(376)	(237)
Net Carrying Amount	$ 256	$ 328	$ 469
Weighted Average Amortization Period	5 years	5 years